OPERATING SEGMENTS (Tables)	9 Months Ended
Sep. 30, 2024
Disclosure of operating segments [abstract]
SCHEDULE OF OPERATING SEGMENTS

	Nine Months Ended September 30, 2024
	Precision Metal Parts	Advanced Engineering	Smart Carts	Total
Revenues
External	$3,649	$1,383	$308	$5,340
Inter-segment	-	(31)	-	(31)
Total	3,649	1,352	308	5,309

Segment loss (profit)	(60)	1,066	9,147	10,153
Gain on revaluation of warrant liability				(3,236)
Finance expense, net				186
Tax expenses				-
Loss				$7,103

A2Z CUST2MATE SOLUTIONS CORP. (formerly A2Z Smart Technologies Corp.)

NOTES TO THE CONDENSED INTERIM CONSOLIDATED FINANCIAL STATEMENTS

(Unaudited)

(Expressed in thousands of US Dollars)

	Nine Months Ended September 30, 2023
	Precision Metal Parts	Advanced Engineering	Smart Carts	Total
Revenues
External	$2,394	$1,949	$6,142	$10,485
Inter-segment	-	(429)	-	(429)
Total	2,394	1,520	6,142	10,056

Segment loss (gain)	743	131	12,846	13,720
Loss on revaluation of warrant liability				84
Finance expense, net				49
Tax expenses				-
Loss				$13,853

	Three Months Ended September 30, 2024
	Precision Metal Parts	Advanced Engineering	Smart Carts	Total
Revenues
External	$1,418	$502	$154	$2,074
Inter-segment	-	-	-	-
Total	1,418	502	154	2,074

Segment loss	(236)	286	2,862	2,912
Loss on revaluation of warrant liability				539
Finance expense, net				82
Tax expenses				-
Loss				$3,533

	Three Months Ended September 30, 2023
	Precision Metal Parts	Advanced Engineering	Smart Carts	Total
Revenues
External	$781	$513	$1,442	$2,736
Inter-segment	-	(148)	-	(148)
Total	781	365	1,442	2,588

Segment loss	195	187	4,570	4,952

Loss on revaluation of warrant liability				(2,260)

Finance income, net				(140)
Tax expenses				-
Loss				$2,588